Capital Stock (Details) - Schedule of stock-based compensation expense - USD ($)	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Schedule Of Stock Based Compensation Expense Abstract
Common share awards	$ 3,455,680
Stock option awards	1,357,369
Total	$ 4,813,049